FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-08788

                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

        500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/06
                          ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2006

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CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 102.5%
    CHEMICALS 1.5%
    Uralkaliy .................................................................       Russia          3,233,000     $  5,003,068
                                                                                                                    ------------
    COMMERCIAL BANKS 15.8%
    Promstroibank St. Petersburg ..............................................       Russia          2,878,200        5,324,670
    Sberbank RF ...............................................................       Russia             14,231       49,096,950
                                                                                                                    ------------
                                                                                                                      54,421,620
                                                                                                                    ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 20.4%
    Sibirtelecom ..............................................................       Russia        146,940,180       16,457,300
    Southern Telecommunications Co. ...........................................       Russia         63,812,635       11,486,274
    Telekomunikacja Polska SA .................................................       Poland            994,000        8,405,160
    Uralsvyazinform ...........................................................       Russia         99,690,000        6,529,695
    VolgaTelecom ..............................................................       Russia          3,685,789       22,299,024
    VolgaTelecom, ADR .........................................................       Russia            407,000        4,924,700
                                                                                                                    ------------
                                                                                                                      70,102,153
                                                                                                                    ------------
    ELECTRIC UTILITIES 12.0%
    Unified Energy Systems ....................................................       Russia         38,090,429       41,137,663
                                                                                                                    ------------
    ENERGY EQUIPMENT & SERVICES 2.0%
a,b C.A.T. Oil AG, 144A .......................................................      Austria            138,000        3,652,446
a,b OAO TMK, 144A .............................................................       Russia            393,550        3,266,465
                                                                                                                    ------------
                                                                                                                       6,918,911
                                                                                                                    ------------
    FOOD & STAPLES RETAILING 0.3%
a,b Cherkizovo Group OJSC, GDR, 144A ..........................................       Russia             65,000          884,000
                                                                                                                    ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  a JSC Mashinostroitelniy Zavod ..............................................       Russia              4,240        1,562,440
                                                                                                                    ------------
    MACHINERY 0.5%
  a Saturn Research & Production Association ..................................       Russia         14,385,900        1,568,063
                                                                                                                    ------------
    METALS & MINING 17.7%
  a Chelyabinsk Pipe Works ....................................................       Russia          3,180,000       10,494,000
    Cherepovets Mk Severstal ..................................................       Russia          1,655,300       18,539,360
  b Evraz Group SA, GDR, 144A .................................................       Russia             78,000        1,977,300
    Mining and Metallurgical Co. Norilsk Nickel ...............................       Russia            158,300       24,853,100
  a ZAO Polyus Gold Co. .......................................................       Russia            102,052        5,031,164
                                                                                                                    ------------
                                                                                                                      60,894,924
                                                                                                                    ------------
    OIL, GAS & CONSUMABLE FUELS 20.2%
    Gazprom ...................................................................       Russia            524,000        6,026,000
    Gazprom, ADR ..............................................................       Russia            244,600       11,251,600
    JSC Salavatnefteorgsintez .................................................       Russia            129,000        8,078,625
    LUKOIL, ADR ...............................................................       Russia            466,500       40,818,750
    Tatneft ...................................................................       Russia            752,700        3,492,528
                                                                                                                    ------------
                                                                                                                      69,667,503
                                                                                                                    ------------
    PHARMACEUTICALS 7.0%
  a Chelyabinsk Zinc Factory ..................................................       Russia             27,800        4,211,700
    Egis Ltd. .................................................................      Hungary            132,771       18,276,099
  a Veropharm .................................................................       Russia             55,000        1,746,250
                                                                                                                    ------------
                                                                                                                      24,234,049
                                                                                                                    ------------


                                          Quarterly Statement of Investments | 3
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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  REAL ESTATE 1.0%
a Open Investments ............................................................       Russia             16,000     $  3,576,000
                                                                                                                    ------------
  WIRELESS TELECOMMUNICATION SERVICES 3.7%
  Mobile Telesystems, ADR .....................................................       Russia            253,800       12,738,222
                                                                                                                    ------------
  TOTAL COMMON STOCKS (COST $100,835,996) .....................................                                      352,708,616
                                                                                                                    ------------
  SHORT TERM INVESTMENTS (COST $21,239,150) 6.2%
  MONEY MARKET FUND 6.2%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ........    United States     21,239,150       21,239,150
                                                                                                                    ------------
  TOTAL INVESTMENTS (COST $122,075,146) 108.7% ................................                                      373,947,766
  OTHER ASSETS, LESS LIABILITIES (8.7)% .......................................                                      (29,967,854)
                                                                                                                    ------------
  NET ASSETS 100.0% ...........................................................                                     $343,979,912
                                                                                                                    ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2006, the aggregate value of these securities was $9,780,211, representing 2.84% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


4 | SEE NOTES TO STATEMENT OF INVESTMENTS. | QUARTERLY STATEMENT OF INVESTMENTS

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $124,426,792
                                                     ------------

Unrealized appreciation ..........................   $249,808,148
Unrealized depreciation ..........................       (287,174)
                                                     ------------
Net unrealized appreciation (depreciation) .......   $249,520,974
                                                     ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.


By /s/JIMMY D. GAMBILL
----------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
----------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /s/GALEN G. VETTER
----------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007